Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Gross deferred tax assets	$ 10,058	$ 8,876	$ 8,188
Deferred tax assets	5,438	4,359
Gross deferred tax liabilities	(8,017)	(6,936)	(6,127)
Deferred tax liabilities	(3,397)	(2,419)
Net deferred tax balance	2,041	1,940	2,061
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,940	2,061
Credited/(charged) to income	360	682
Charged to equity	(72)	(85)
Credited/(charged) to other comprehensive income	(174)	(352)
Impact of business combinations		(334)
Impact of acquisitions applying the optional concentration test	180
Other movements	(193)	(32)
Net deferred tax balance at end of period	2,041	1,940	2,061
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction	4,620	4,517
Deferred tax assets	5,438	4,359
Deferred tax liabilities	(3,397)	(2,419)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets	115	130	117
Gross deferred tax liabilities	(366)	(334)	(310)
Net deferred tax balance	(251)	(204)	(193)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(204)	(193)
Credited/(charged) to income	(15)	(23)
Impact of business combinations		(2)
Other movements	(32)	14
Net deferred tax balance at end of period	(251)	(204)	(193)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets	2,634	2,591	2,188
Gross deferred tax liabilities	(4,153)	(4,506)	(4,228)
Net deferred tax balance	(1,519)	(1,915)	(2,040)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(1,915)	(2,040)
Credited/(charged) to income	343	615
Impact of business combinations		(479)
Other movements	53	(11)
Net deferred tax balance at end of period	(1,519)	(1,915)	(2,040)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets	718	688	764
Gross deferred tax liabilities	(970)	(680)	(420)
Net deferred tax balance	(252)	8	344
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	8	344
Credited/(charged) to income	(46)	9
Credited/(charged) to other comprehensive income	(174)	(343)
Other movements	(40)	(2)
Net deferred tax balance at end of period	(252)	8	344
Inventories [member]
Statement [line items]
Gross deferred tax assets	3,589	2,464	2,200
Gross deferred tax liabilities	(107)	(71)	(77)
Net deferred tax balance	3,482	2,393	2,123
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,393	2,123
Credited/(charged) to income	1,102	272
Other movements	(13)	(2)
Net deferred tax balance at end of period	3,482	2,393	2,123
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets	542	659	713
Net deferred tax balance	542	659	713
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	659	713
Credited/(charged) to income	(157)	(189)
Charged to equity	(109)	(105)
Impact of business combinations		263
Impact of acquisitions applying the optional concentration test	149
Other movements		(23)
Net deferred tax balance at end of period	542	659	713
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets	2,460	2,344	2,206
Gross deferred tax liabilities	(2,421)	(1,345)	(1,092)
Net deferred tax balance	39	999	1,114
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	999	1,114
Credited/(charged) to income	(867)	(2)
Charged to equity	37	20
Credited/(charged) to other comprehensive income		(9)
Impact of business combinations		(116)
Impact of acquisitions applying the optional concentration test	31
Other movements	(161)	(8)
Net deferred tax balance at end of period	$ 39	$ 999	$ 1,114